Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Related parties

NOTE 24: Related parties

Transactions between the Company and its employees, consultants or Directors are described below. There were no other related party transactions.

Remuneration of key management personnel

During the year ended December 31, 2025, the executive management team included five members:

1.	Chief Executive Officer, Mr. Michael K. McGarrity

2.	Executive Vice President of Corporate Development & General Counsel, Mr. Joseph Sollee

3.	Chief Financial Officer, Mr. Ron Kalfus (until July 2025)

4.	Chief Commercial Officer, Mr. John Bellano

5.	Interim Chief Financial Officer, Mr. Scott McMahan (from July 2025)

Their combined remuneration package, including employer taxes, amounted to the following:

Thousands of $ except personnel, warrants & share amounts For The Years ended December 31	2025	2024	2023
Number of management members and Executive Directors	5	4	4
Short-term employee benefits	2,348	2,206	1,967
Post-employment benefits	53	49	48
Other employment costs	228	224	216
Total benefits	2,629	2,479	2,231
IFRS share-based compensation expense[1]	658	339	909
Number of warrants offered	2,000,000	1,125,000	220,000
Cumulative outstanding warrants	3,724,925	2,120,287	1,007,287
Exercisable warrants	1,104,078	766,283	644,283

[1]	Represents the fair value of the shares that vested during the year. The fair value of the awards granted to the executive management team was $2,300,000 in 2025, $1,955,000 in 2024, and $304,000 in 2023.

The following table sets forth the number of warrants that were exercised, granted and accepted in aggregate by the five members of the executive management team:

For the years ended December 31	2025	2024	2023
Number of warrants exercised	0	0	0
Number of new warrants granted and accepted	2,000,000	1,125,000	220,000
Annualized IFRS cost for existing warrants	$1,433,000	$1,029,000	$909,000

No loans, quasi-loans or other guarantees are outstanding with members of the executive management team.

Remuneration of the Board

The total remuneration of the Board of Directors (including the Executive Director) in 2025, 2024, and 2023 was $1,238,000, $1,185,000, and $1,090,000, respectively (excluding VAT, share-based compensation and reimbursement of expenses). No advances or credits have been granted to any member of the Board of Directors. None of the members of the Board of Directors have received any non-monetary remuneration other than warrants as disclosed above.

Transactions with Non-Executive Directors

Since 2012, the Non-Independent Directors do not receive a fee payment for attending and preparing for Board meetings or for assisting the Company with Board matters. They receive reimbursement for expenses directly related to the Board meetings, totaling less than $1,000 in 2025.

The Independent Directors receive a fee for attending and preparing meetings of the Board of Directors and for assisting the Company with Board matters, and they receive reimbursement for expenses directly related to the Board meetings. In 2025, 2024, and 2023, fees and expense reimbursement in the amount of $363,000, $359,000, and $337,000, respectively, were paid to independent members of the Board of Directors.

No warrants were granted to Non-Executive Directors in 2025. No warrants were exercised in 2025 by Non-Executive Directors.